Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 442	$ 14	$ 421	$ 244
Interest income	249	8	95	116
Interest expense	263	9	218	206
Depreciation and amortization	40,270		39,216	37,138
Capital expenditure	31,535	1,026	35,333	23,511
Gain (loss) on disposal of property, plant and equipment	(5)	0	(3)	1,428
Gain on disposal of investment properties, net	0	0	0	151
Impairment loss on right-of-use assets	0		420	0
Reversal of impairment loss on investment properties	107	$ 3	83	27
Impairment loss on intangible assets	9		29	9
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	(43)		(48)	(117)
Interest income	11		7	8
Interest expense	151		131	125
Depreciation and amortization	28,703		27,953	26,618
Gain (loss) on disposal of property, plant and equipment				(15)
Gain on disposal of investment properties, net				0
Impairment loss on right-of-use assets			5
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	9		29	9
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	23		11	22
Interest income	28		16	19
Interest expense	83		66	61
Depreciation and amortization	9,714		9,700	8,960
Gain (loss) on disposal of property, plant and equipment				(8)
Gain on disposal of investment properties, net				0
Impairment loss on right-of-use assets			382
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	0		0	0
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	315		272	199
Interest income	8		5	22
Interest expense	7		7	5
Depreciation and amortization	1,114		865	894
Gain (loss) on disposal of property, plant and equipment				(1)
Gain on disposal of investment properties, net				0
Impairment loss on right-of-use assets			33
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	0		0	0
Other [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	147		186	140
Interest income	202		67	67
Interest expense	22		14	15
Depreciation and amortization	739		698	666
Gain (loss) on disposal of property, plant and equipment				1,452
Gain on disposal of investment properties, net				151
Impairment loss on right-of-use assets			0
Reversal of impairment loss on investment properties	107		83	27
Impairment loss on intangible assets	$ 0		$ 0	$ 0